Registration Nos. 333-92475
                                                                       811-09725
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                  ------------


                          POST-EFFECTIVE AMENDMENT # 4
                                       to
                                    FORM S-6


                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
        OF SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2

                                  ------------

                         THE GUARDIAN SEPARATE ACCOUNT N
                              (Exact Name of Trust)

                                  ------------

                 THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.
                               (Name of Depositor)

                   7 Hanover Square, New York, New York 10004
                (Complete Address of Principal Executive Offices)

                                  ------------

                          RICHARD T. POTTER, JR., ESQ.
                 The Guardian Insurance & Annuity Company, Inc.
                                7 Hanover Square
                            New York, New York 10004
                     (Name and address of agent for service)

                                    Copy to:
                                   Steve Roth
                          Sutherland, Asbill & Brennan
                         1275 Pennsylvania Avenue, N.W.
                             Washington, D.C. 20004

                                  ------------

     It is proposed that this filing will become effective (check appropriate box):

          |X|  immediately upon filing pursuant to paragraph (b), or


          |_|  on __________, pursuant to paragraph (b)


          |_|  60 days after filing pursuant to paragraph (a)(i), or


          |_|  on __________, pursuant to paragraph (a)(i) of Rule 485


     If appropriate, check the following box:

          |_| this post-effective amendment designates a new effective date for a previously-filed post-effective amendment.

                                  ------------

     The Registrant has registered an indefinite number of its shares under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The notice required by such rule for the Registrant's most recent fiscal year was filed on March 25, 2002.

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

                CROSS REFERENCE TO ITEMS REQUIRED BY FORM N-8B-2

N-8B-2 Item                         Heading in Prospectus
-----------                         ---------------------
1,2,3,51(a).....................    Cover Page; Summary
4...............................    Distribution of the policy and other
                                    contractual arrangements
5...............................    Summary
6(a)............................    The variable investment options
6(b)............................    The variable investment options
7...............................    Not Applicable
8...............................    Financial Statements of the Guardian
                                    Separate Account N
9...............................    Legal proceedings
10(a),(b).......................    Partial withdrawals; your right to Cancel
                                    your policy; Surrendering your policy
10(d)...........................    Fixed-benefit insurance during the
                                    first 24 months; Transfers between the
                                    investment options; Dollar cost averaging
                                    transfer option; Decreasing the face amount
10(e)...........................    Premiums (Default; Grace Period;
                                    Reinstating your policy)
10(f)...........................    Voting rights
10(g),(h).......................    Rights Reserved by GIAC
10(i),44(a),51(g)...............    Premiums; Benefits and policy values; Policy
                                    proceeds
11..............................    The variable investment options
12..............................    The variable investment options
13(a),(b),(c),51(g).............    Premiums, deductions and charges
13(d),(g).......................    Not Applicable
13(e),(f).......................    Deductions and charges; Distribution of the
                                    policy and other contractual arrangements
14..............................    Issuing the policy
15..............................    Premiums (How your premiums are allocated;
                                    Crediting payments)
16..............................    Premiums (How your premiums are allocated;
                                    Transfers between the investment options);
                                    Dollar cost averaging transfer option;
                                    Policy loans
17..............................    Surrendering your policy; Partial
                                    withdrawals; Your right to cancel your
                                    policy; Policy proceeds
18..............................    The variable investment options
19..............................    Communications from GIAC
20..............................    Not Applicable
21(a),(b).......................    Policy Loans; Premiums (Automatic Premium
                                    Loan); Policy proceeds
21(c),22,23.....................    Not Applicable
24..............................    Payment options; Limits to GIAC's Right to
                                    Challenge a Policy; Other information
25,27,29,48.....................    Summary
26..............................    Not Applicable
28..............................    GIAC's Management
30,31,32,33,34,35,36,37.........    Not Applicable
38,39,41(a).....................    Distribution of the policy and other
                                    contractual arrangements
40..............................    The variable investment options (The Funds'
                                    Investment Advisers)
41(b),(c),42,43.................    Not Applicable
44(a)...........................    Premiums; Benefits and policy values
44(b)...........................    Exhibits
44(c)...........................    Premiums
45..............................    Not Applicable
46(a),47........................    Benefits and policy values (Amounts in the
                                    Separate Account; Net investment factor);
                                    Policy Proceeds
46(b)...........................    Not Applicable
49,50...........................    Not Applicable
51(b)...........................    Cover Page
51(c),(d).......................    Death benefit options; Deductions and
                                    charges; Cost of insurance charge;
                                    Deductions from the Separate Account
51(e),(f).......................    The Policyowner; The Beneficiary
51(h),(i),(j)...................    Not Applicable
52(a),(c).......................    Rights Reserved by GIAC
52(b),(d).......................    Not Applicable
53(a)...........................    GIAC's Taxes
53(b),54,55,56,57,58............    Not Applicable
59..............................    Financial Statements of the Guardian
                                    Separate Account N

This registration statement incorporates by reference the prospectus dated May 1, 2002 as filed in Post-Effective Amendment No. 2 to the Registration Statement filed on April 26, 2002.

This registration statement incorporates by reference the Part II of Post-Effective Amendment No. 2 to the Registration Statement filed on April 26, 2002.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, the Registrant, The Guardian Separate Account N, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 4 to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 14th day of February, 2003.



                                  THE GUARDIAN SEPARATE ACCOUNT N
                                        (Name of Registrant)


                                  THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.
                                               (Name of Depositor)


                                  By:    /s/ Bruce C. Long
                                     -------------------------------------
                                           Bruce C. Long
                                           Executive Vice President,
                                           Equity Products


     Attest:   /s/ Sheri L. Kocen
            ---------------------------------
                SHERI L. KOCEN

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 4 to the Registration Statement has been signed below by the following directors and principal officers of The Guardian Insurance & Annuity Company, Inc. in the capacities and on the date indicated.


      /s/ Dennis J. Manning*          Chief Executive Officer, President and
-----------------------------------   Director
          Dennis J. Manning
   (Principal Executive Officer)





       /s/ Edward K. Kane*            Executive Vice President
-----------------------------------   and Director
          Edward K. Kane


        /s/ Frank L. Pepe             Vice President and Controller
-----------------------------------
           Frank L. Pepe
  (Principal Accounting Officer)


       /s/ Bruce C. Long              Executive Vice President, Equity Products
-----------------------------------   and Director
          Bruce C. Long


       s/ Armand M. de Palo*          Director
-----------------------------------
         ARMAND M. De Palo




     /s/ Joseph A. Caruso             Senior Vice President, Corporate Secretary
-----------------------------------   and Director
        Joseph A. Caruso

     /s/ Gary B. Lenderink            Director
-----------------------------------
        Gary B. Lenderink


*By:    /s/ Bruce C. Long                               Date: February 14, 2003
      ---------------------------------
            Bruce C. Long
          Executive Vice President,
          Equity Products
      Pursuant to Power of Attorney



                                      II-4